Overview and Summary of Significant Accounting Policies (FY) (Details) $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 16, 2026	Aug. 31, 2023	Jun. 30, 2023	Mar. 31, 2024 USD ($) RetailCustomer Customer generating_station MW	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) customer generating_station item MW	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 segment	May 31, 2021	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Public Utilities, Inventory				$ 69,185		$ 77,198	$ 60,497
Receivables from Customers				166,812		125,715	125,540
Cash and Cash Equivalents, at Carrying Value				435,217		28,579	201,548
Capitalized Computer Software, Gross				265,224		261,872
Emissions Allowance				$ 797		$ 797
Ownership interest in IPALCO by AES U.S. Investments (percent)						82.35%
Ownership interest in IPALCO by CDPQ (percent)						17.65%
Number of customers				524,000		523,000
Number of generating stations | generating_station				4		4
Electric generation capability for winter, megawatts | MW						3,070
Electric generation capability for summer, megawatts | MW						2,925
Total other non-current assets				$ 1,125,721		$ 1,120,591	849,054
Unbilled energy revenues				108,806		91,463	74,488
Loans and Leases Receivable, Related Parties, Description						5,178	239
Provision for doubtful accounts				1,022	$ 983	$ 7,413	$ 5,851
Number of suppliers | item						1
Capitalized amount, rate						7.10%	5.40%	5.70%
Depreciation rate						3.70%	3.80%	3.70%
Depreciation expense						$ 244,800	$ 247,500	$ 239,100
Utility plant assets						4,500,000	4,000,000
Number of segments | segment									2
Capitalized Computer Software, Accumulated Amortization				(116,963)		(111,110)
Intangible assets - net				232,998		235,656	138,978
Capitalized Computer Software, Amortization				6,940	2,987
Restricted Cash and Cash Equivalents				5		5	5
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents				435,222	167,457	28,584	201,553	6,917			$ 26,622
Other Receivables				15,373		13,848	17,373
Accounts Receivable, Allowance for Credit Loss				(3,765)		(2,283)	(1,117)
Receivables, Net, Current				293,660		233,921	216,523
Materials and Supplies, Average Cost				67,820		66,392	63,111
Inventory, Net				137,005		143,590	123,608
Accounts receivable and unbilled revenue, allowance for doubtful accounts				3,765	1,063	2,283	1,117	647
Accounts Receivable, Allowance for Credit Loss, Writeoff				(159)	(1,522)	(7,764)	(7,008)
Accounts Receivable, Allowance for Credit Loss, Recovery				619	485	1,517	1,627
Income Tax Expense (Benefit)				3,909	5,214	(14,715)	(21,859)	(28,941)
Regulatory assets, non-current				$ 574,181		541,784	593,939
Provision for Expected Credit Losses						$ 7,500	5,900	3,000
Preferred Resource Portfolio Coal-Fired Generation Retirement MW by 2023				630		630
Hardy Hills Solar Project MW				195		195
Project Development Intangible Assets				$ 83,940		$ 84,097
Other Assets, Noncurrent				$ 1,125,721		$ 1,120,591	849,054
Gain on acquisition								$ 5,600
Petersburg Unit 1 Retired MW										230
Petersburg Unit 2 Planned Retirement MW in 2023				415		415
Gain on remeasurement of contingent consideration							$ 3,200
Petersburg Energy Center Project MW				250		250
Public Utilities, Allowance for Funds Used During Construction, Description						9,315	4,784	5,412
Allowance for Funds Used During Construction, Capitalized Interest				$ 5,276	2,985	$ 13,739	$ 8,215	$ 4,815
Pike Co BESS Project MW				200		200
Petersburg Energy Storage Project MW				45		45
Petersburg Energy Storage Project MwH				180		180
Pike Co BESS Project MwH				800		800
Software and Software Development Costs
Significant Accounting Policies [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life						8 years
Deferred Project Costs [Member]
Significant Accounting Policies [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life						28 years
Prepaid Implementation Costs for Software as a Service
Significant Accounting Policies [Line Items]
Total other non-current assets						$ 7,100	8,200
Other Assets, Noncurrent						$ 7,100	8,200
Harding Street [Member]
Significant Accounting Policies [Line Items]
Amount of New Operation for Battery Storage Unit, megawatts | MW				20		20
Labor Force Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage						68.00%
Parent Company [Member]
Significant Accounting Policies [Line Items]
Cash and Cash Equivalents, at Carrying Value						$ 537	191
Total other non-current assets						1,925,088	1,960,939
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents						537	191	1,902			6,417
Income Tax Expense (Benefit)						10,928	11,027	$ 10,364
Other Assets, Noncurrent						1,925,088	1,960,939
Indianapolis Power And Light Company
Significant Accounting Policies [Line Items]
Public Utilities, Inventory				$ 69,185		77,198	60,497
Receivables from Customers				166,812		125,715	125,540
Cash and Cash Equivalents, at Carrying Value				23,513		25,767	199,103
Capitalized Computer Software, Gross				265,224		261,872	205,910
Emissions Allowance				$ 797		$ 797	797
Number of customers				524,000		523,000
Number of generating stations | generating_station				4
Electric generation capability for winter, megawatts | MW				3,070		3,070
Electric generation capability for summer, megawatts | MW				2,925		2,925
Total other non-current assets				$ 1,122,089		$ 1,117,051	833,536
Unbilled energy revenues				108,806		91,463	74,488
Loans and Leases Receivable, Related Parties, Description						5,227	288
Provision for doubtful accounts				1,022	983	$ 7,413	$ 5,851
Capitalized amount, rate						7.10%	5.40%	5.70%
Depreciation rate						3.70%	3.80%	3.70%
Depreciation expense						$ 244,800	$ 247,500	$ 239,100
Utility plant assets						4,500,000	4,000,000
Capitalized Computer Software, Accumulated Amortization				(116,963)		(111,110)	(107,184)
Intangible assets - net				232,998		235,656	138,978
Capitalized Computer Software, Amortization						14,570	10,122	11,241
Finite-Lived Intangible Asset, Expected Amortization, Year One						20,764
Finite-Lived Intangible Asset, Expected Amortization, Year Two						20,764
Finite-Lived Intangible Asset, Expected Amortization, Year Three						22,550
Finite-Lived Intangible Asset, Expected Amortization, Year Four						22,550
Finite-Lived Intangible Asset, Expected Amortization, Year Five						22,550
Finite-Lived Intangible Assets, Amortization Expense, Rolling after Year Five						109,178
Restricted Cash and Cash Equivalents				5		5	5
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents				23,518	164,964	25,772	199,108	2,761			$ 17,951
Other Receivables				15,373		13,848	17,373
Accounts Receivable, Allowance for Credit Loss						(2,283)	(1,117)
Receivables, Net, Current				293,725		233,970	216,572
Materials and Supplies, Average Cost				67,820		66,392	63,111
Inventory, Net				137,005		143,590	123,608
Accounts receivable and unbilled revenue, allowance for doubtful accounts				3,765	1,063	2,283	1,117	647
Accounts Receivable, Allowance for Credit Loss, Writeoff				(159)	(1,522)	(7,764)	(7,008)
Accounts Receivable, Allowance for Credit Loss, Recovery				619	485	1,517	1,627
Income Tax Expense (Benefit)				(5,688)	(6,545)	(25,666)	(32,887)	(39,305)
Regulatory assets, non-current				$ 574,181		541,784	593,939
Provision for Expected Credit Losses						$ 7,500	5,900	3,000
Preferred Resource Portfolio Coal-Fired Generation Retirement MW by 2023			630			630
Hardy Hills Solar Project MW				195		195
Project Development Intangible Assets				$ 83,940		$ 84,097	39,455
Other Assets, Noncurrent				1,122,089		$ 1,117,051	833,536
Gain on acquisition								$ 5,600
Petersburg Unit 1 Retired MW										230
Petersburg Unit 2 Planned Retirement MW in 2023			415
Gain on remeasurement of contingent consideration							$ 3,200
Petersburg Energy Center Project MW		250				250
Public Utilities, Allowance for Funds Used During Construction, Description						9,315	4,784	5,412
Allowance for Funds Used During Construction, Capitalized Interest				$ 5,276	2,985	$ 13,739	$ 8,215	$ 4,815
Pike Co BESS Project MW			200			200
Petersburg Energy Storage Project MW		45
Petersburg Energy Storage Project MwH		180
Pike Co BESS Project MwH			800			800
Indianapolis Power And Light Company | Software and Software Development Costs
Significant Accounting Policies [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life						8 years
Indianapolis Power And Light Company | Deferred Project Costs [Member]
Significant Accounting Policies [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life						28 years
Indianapolis Power And Light Company | Prepaid Implementation Costs for Software as a Service
Significant Accounting Policies [Line Items]
Total other non-current assets						$ 7,100	8,200
Other Assets, Noncurrent						$ 7,100	8,200
Indianapolis Power And Light Company | Harding Street [Member]
Significant Accounting Policies [Line Items]
Amount of New Operation for Battery Storage Unit, megawatts | MW				20		20
Indianapolis Power And Light Company | Labor Force Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage						68.00%
AES U.S. Holdings, LLC [Member]
Significant Accounting Policies [Line Items]
Ownership Interest in Parent Company, Percent				85.00%		85.00%
CDPQ [Member]
Significant Accounting Policies [Line Items]
Ownership interest in IPALCO by AES U.S. Investments (percent)				17.65%
Ownership Interest in Parent Company, Percent				15.00%		15.00%
CDPQ [Member] | Indianapolis Power And Light Company
Significant Accounting Policies [Line Items]
Ownership Interest in Parent Company, Percent				15.00%
Physical Unit [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date	Dec. 04, 2024
Maximum [Member] | Indianapolis Power And Light Company
Significant Accounting Policies [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life				35 years
Subsequent Event [Member] | Clerical-Technical Unit [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date	Feb. 12, 2026
Petersburg Unit 1 retirement
Significant Accounting Policies [Line Items]
Regulatory assets, non-current						$ 35,700
Petersburg Unit 1 retirement | Indianapolis Power And Light Company
Significant Accounting Policies [Line Items]
Regulatory assets, non-current							287,463
Petersburg Unit 1 retirement and 2 retirement costs
Significant Accounting Policies [Line Items]
Regulatory assets, non-current						259,900	287,500
Petersburg Unit 1 retirement and 2 retirement costs | Indianapolis Power And Light Company
Significant Accounting Policies [Line Items]
Regulatory assets, non-current						259,892
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Significant Accounting Policies [Line Items]
Interest and Debt Expense				$ 1,012	1,807	(7,229)	(7,229)	(4,819)
Income Tax Expense (Benefit)				252	449	(1,798)	(1,798)	(1,199)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ 760	$ 1,358	$ 5,431	$ 5,431	$ 3,620